Equity - Summary of changes in treasury shares (Details) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
	Mar. 04, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of equity [line Items]
Opening balance as at 1 January		€ (1,994)	€ (1,205)
Purchased/sold for trading purposes		2	(7)
Purchased under staff share plans		(43)	(42)
Distributed under staff share plans		43	41
Purchased Share buyback programme	€ (43)	(1,533)	(3,482)
Cancelled Share buyback programme		2,500	2,701
Closing balance		€ (1,024)	€ (1,994)
Cancelled share buyback programme (in shares)		(194,813,000)	(228,350,000)
Treasury shares
Disclosure of equity [line Items]
Beginning balance, ordinary shares (in shares)		154,571,000	107,395,000
Issue of shares (in shares)		(279,000)	464,000
Purchased under staff share and stock option plans (in shares)		3,319,000	3,156,000
Distributed under staff share and stock option plans (in shares)		(3,316,000)	(3,106,000)
Share buyback programme (in shares)		104,196,000	275,013,000
Ending balance, ordinary shares (in shares)		63,678,000	154,571,000